Summary of Significant Policies (Details) - Schedule of Future Minimum Lease Payments for Leases - Future [Member]	Jun. 30, 2023 USD ($)
Summary of Significant Policies (Details) - Schedule of Future Minimum Lease Payments for Leases [Line Items]
Total undiscounted lease payments	$ 26.2
Less: imputed interest	(10.8)
Total lease liabilities	$ 15.6